UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------------
         This Amendment (Check only one.): [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chatterjee Fund Management, L.P. (a)
Address:  888 Seventh Avenue
          New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:


/S/ John Flanagan              New York, New York             February 14, 2003
-----------------              ------------------             ------------------
[Signature]                    [City, State]                  [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                      ----
Form 13F Information Table Entry Total:                                12
                                                                      ----
Form 13F Information Table Value Total:                              $67,054
                                                                    ---------
                                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE

                           Chatterjee Fund Management
                           Form 13F Information Table
                         Quarter Ended December 31, 2002


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Name of Issuer   Title of  CUSIP     Value (x     Shrs or   SH/ PRN   Put/     Investment Discretion            Voting Authority
--------------    Class    -----     $1000)       prn amt             Call     ---------------------       -------------------------
                 --------            ---------    --------   -------  ------   Sole     Shared     None   Sole      Shared     None
                                                                                       Instr. V

------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC    COM    036916104       $41      16,360      SH                X                          X
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CCC INFORMATION
SVCS GROUP INC     COM    12487Q109   $30,029   1,693,800      SH                X                          X
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CRITICAL PATH INC  COM    22674V100    $1,507   2,954,125      SH                X                          X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD    COM    428236103    $1,389      80,000      SH                X                          X
CO
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INFOUSA INC NEW    COM    456818301      $442      88,900      SH                X                          X
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC     COM    46114T102      $440     169,090      SH                X                          X
------------------------------------------------------------------------------------------------------------------------------------
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PRIMUS             COM    741929103    $2,034   1,017,240      SH                           X                          X
TELECOMMUNICATIONS
GRP
------------------------------------------------------------------------------------------------------------------------------------
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RCN CORP           COM    749361101       $11      21,055      SH                X                          X
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SELECTICA INC      COM    816288104    $3,362   1,245,140      SH                X                          X
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SYBASE INC         COM    871130100   $27,369   2,042,450      SH                X                          X
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TRIPOS INC         COM    896928108      $280      38,266      SH                X                          X
------------------------------------------------------------------------------------------------------------------------------------
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VITRIA             COM    92849Q104      $150     200,000      SH                X                          X
TECHNOGLOGY INC
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REPORT
SUMMARY: 12 DATA RECORDS              $67,054           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
